Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	December 31, 2021	December 31, 2022	December 31, 2023
Year-end spot rate	SGD1.00 = RM3.0968	SGD1.00 = RM3.2860	SGD1.00 = RM2.8720
Average rate	SGD1.00 = RM3.0817	SGD1.00 = RM3.1917	SGD1.00 = RM2.9471

Year-end spot rate	SGD1.00 = USD0.7396	SGD1.00 = USD0.7460	SGD1.00 = USD0.7580
Average rate	SGD1.00 = USD0.7442	SGD1.00 = USD0.7241	SGD1.00 = USD0.7447

Schedule of estimated useful lives
Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3-5 years
Office equipment	3-5 years
Computers	3 years

Schedule of estimated useful life	Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:
Software and research and development	5 years
Customer relationships	5 years

Schedule of Segment Reporting Information

	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external	3,635,439	846,726	4,482,165	3,397,380
Revenue – related parties	522,328	-	522,328	395,913
Total revenue	4,157,767	846,726	5,004,493	3,793,293

Total cost of revenue	(2,702,259)	(582,582)	(3,284,841	(2,489,836)
Gross profit	1,455,508	264,144	1,719,652	1,303,457

Operating expenses	(6,692,028)	(370,555)	(7,062,583)	(5,353,281)

Share-based compensation	(537,756)	-	(537,756)	(407,607)
Interest income	106,023	-	106,023	80,363
Interest expense	(29,431)	(2,265)	(31,696)	(24,025)
Foreign exchange (loss) gain	264,367	-	264,367	200,384
Government grants	25,769	-	25,769	19,532
Other income (expense), net	(171,028)	(2,265)	(173,293)	(131,353)
Income (loss) before income tax expenses	(5,407,548)	(108,676)	(5,516,224)	(4,181,177)
Segment income (loss)	(5,407,548)	(108,676)	(5,516,224)	(4,181,177)

Total assets	9,436,152	865,788	10,301,940	7,808,643
Total liabilities	5,670,189	629,176	6,299,365	4,774,779
Net assets	3,765,963	236,612	4,002,575	3,033,864